Derivative Instruments (Tables)	12 Months Ended
Jan. 29, 2012
Summary of Weighted Average Rates and Notional Amounts

The following tables summarize the weighted average rates and notional amounts of these agreements for the periods presented (dollars in millions).

	Fiscal Year Ended
	January 29, 2012	January 30, 2011	January 31, 2010
Weighted average notional value outstanding	—	$200	$400
Weighted average fixed rate paid	—	3.9%	3.8%
Weighted average floating rate received	—	0.3%	0.3%

	As of
	January 29, 2012	January 30, 2011
Weighted average notional value outstanding	—	$200
Weighted average fixed rate paid	—	3.9%
Weighted average floating rate received	—	0.3%

Location and Amounts of Gains or Losses Related to Derivatives

The following table summarizes the location and amounts of the gains or losses related to derivatives included in HD Supply’s consolidated financial statements for the periods presented (amounts in millions):

	Location of gain (loss) in statement of operations	Fiscal 2011	Fiscal 2010	Fiscal 2009
Changes in fair value	Other income (expense), net	$1	$(6)	$11
Amortization of net loss remaining in OCI at de-designation	Interest (expense)	—	(2)	(3)
Settlements	Interest (expense)	—	(8)	(14)